SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount of options
Beginning balance	2,540,418
Granted	209,500
Exercised	(1,174,396)
Forfeited	(98,912)
Ending balance	1,476,610	2,540,418
Exercisable as of December 31, 2018	897,629
Weighted average exercise price
Beginning balance	$ 31.15
Granted	58.93
Exercised	15.36
Forfeited	49.87
Ending balance	46.40	$ 31.15
Exercisable as of December 31, 2018	$ 43.52
Weighted average remaining contractual term (in years)
Options outstanding	7 years 3 months 19 days	6 years 11 months 26 days
Exercisable as of December 31, 2018	6 years 7 months 17 days
Aggregate intrinsic value
Options outstanding	$ 40,968	$ 39,659
Exercisable as of December 31, 2018	$ 27,481